INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
The reconciliation of income taxes at Canadian statutory rates with the income tax expense (recovery) is as follows:

	2025	2024
Earnings (loss) before income taxes	$513.7	$(390.4)
Canadian statutory income tax rates	26.5%	26.5%
Income taxes at Canadian statutory rates	$136.2	$(103.5)
Effect of differences in tax rates in other jurisdictions	1.8	7.4
Non-deductible impairment of goodwill	—	41.6
Tax benefits not previously recognized and unrecognized tax benefits	(6.8)	18.3
Non-taxable gain on fair value remeasurement of SIMCOM	(21.9)	—
Non-taxable revenues	—	(4.1)
Tax impact on after tax profit of equity accounted investees	(18.5)	(18.8)
Prior years' tax adjustments	2.8	(14.4)
Other	5.1	0.7
Income tax expense (recovery)	$98.7	$(72.8)
Effective tax rate	19%	19%

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense (recovery) are as follows:

	2025	2024
Current income tax expense :
Current year	$56.7	$74.0
Prior years' tax adjustments	(2.7)	68.2
Deferred income tax expense (recovery):
Tax benefit not previously recognized used to reduce the deferred tax expense	(6.8)	18.3
Origination and reversal of temporary differences	51.5	(233.3)
Income tax expense (recovery)	$98.7	$(72.8)

Disclosure of temporary difference, unused tax losses and unused tax credits
During the year ended March 31, 2025, movements in temporary differences are as follows:

						Foreign
	Balance				Business	currency
	beginning	Recognized	Recognized	Recognized	combinations	exchange	Balance
	of year	in income	in OCI	in equity	(Note 2)	differences	end of year
Non-capital loss carryforwards	$142.5	$(61.3)	$—	$—	$3.3	$5.2	$89.7
Unclaimed research & development expenditures	162.1	59.0	—	—	—	6.7	227.8
Investment tax credits	(73.8)	(3.0)	—	—	—	—	(76.8)
Property, plant and equipment and right-of-use of assets	(154.1)	9.3	—	—	(11.1)	(12.1)	(168.0)
Intangible assets	(39.0)	(59.7)	—	—	(26.3)	(1.8)	(126.8)
Amounts not currently deductible including interest limitation	76.9	22.7	—	2.4	6.5	2.2	110.7
Government participation	86.4	7.2	—	—	—	—	93.6
Other	(4.3)	(18.9)	20.3	—	3.9	(0.1)	0.9
Net deferred tax assets	$196.7	$(44.7)	$20.3	$2.4	$(23.7)	$0.1	$151.1
During the year ended March 31, 2024, movements in temporary differences are as follows:

					Foreign
	Balance			Disposal of	currency
	beginning	Recognized	Recognized	discontinued	exchange	Balance
	of year	in income	in OCI	operations	differences	end of year
Non-capital loss carryforwards	$98.2	$59.4	$—	(14.6)	$(0.5)	$142.5
Unclaimed research & development expenditures	162.3	13.5	—	(13.7)	—	162.1
Investment tax credits	(82.1)	5.8	—	2.1	0.4	(73.8)
Property, plant and equipment and right-of-use of assets	(114.8)	(41.0)	—	1.1	0.6	(154.1)
Intangible assets	(114.7)	64.6	—	10.5	0.6	(39.0)
Amounts not currently deductible including interest limitation	80.3	3.0	—	(6.9)	0.5	76.9
Government participation	(32.6)	118.7	—	0.3	—	86.4
Other	(0.8)	9.7	(10.6)	(3.9)	1.3	(4.3)
Net deferred tax assets (liabilities)	$(4.2)	$233.7	$(10.6)	$(25.1)	$2.9	$196.7
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2026-2030	$23.2	$8.4
2031-2045	23.4	86.9
No expiry date	167.4	265.6
	$214.0	$360.9